Preferred and Common Stock Warrants - Redeemable Convertible Preferred Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Fair value adjustment on conversion of warrants		$ 300
Conversion of preferred stock warrants to common stock warrants in connection with initial public offering		$ 4,200	$ 4,173
Fair value adjustment on exercise of warrants	$ 100
Series E-1 warrants
Class of Warrant or Right [Line Items]
Shares (in shares)		292,862
Exercise Price Per Share (in dollars per share)		$ 6.00
Redeemable Convertible Preferred Stock Warrant
Class of Warrant or Right [Line Items]
Shares issued, price per share (in dollars per share)	$ 25.12		$ 25.12
Shares issued for warrant exercise (in shares)			224,691